Income Tax Expense - Schedule of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Hong Kong Profits Tax	$ 706	$ 775	$ 682
United States corporate tax			136
Withholding tax on dividend income	862	868	993
Total income tax expenses	$ 1,568	$ 1,643	$ 1,811